PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	$ 137,266	$ 128,620
Accumulated depreciation	107,883	96,872
Depreciated cost	29,383	31,748
Depreciation expenses	11,845	10,668	$ 9,555
Changes of property and equipment	1,058	1,562	$ 1,058
Computers, manufacturing, peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	133,465	125,097
Accumulated depreciation	105,300	94,294
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,341	1,959
Accumulated depreciation	1,578	1,500
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,460	1,564
Accumulated depreciation	$ 1,005	$ 1,078